Note 2 - Basis of Presentation and Principles of Consolidation	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Basis of Presentation and Significant Accounting Policies [Text Block]

Note 2. Basis of Presentation and Principles of Consolidation

The accompanying Condensed Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), consistent in all material respects with those applied in the 2023 Form 10-K, for interim financial information and in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all information and footnotes normally included in annual consolidated financial statements and should be read in conjunction with the consolidated financial statements and notes thereto included in the 2023 Form 10-K. In the opinion of management, the Condensed Consolidated Financial Statements contain all adjustments (consisting principally of normal recurring accruals) necessary for a fair presentation of the condensed consolidated balance sheets, statements of comprehensive loss, statements of stockholders’ equity and statements of cash flows for such interim periods presented. Additionally, operating results for interim periods are not necessarily indicative of the results that can be expected for a full year.

Business acquisition of Progressive Care, Inc.

          On July 1, 2023, the Company, Charles M. Fernandez, Executive Chairman and Chief Executive Officer of the Company, and Rodney Barreto, Director of the Company, exercised common stock purchase warrants and were issued common stock shares by Progressive Care. After the exercise of the common stock purchase warrants, the Company and Messrs. Fernandez and Barreto collectively owned 53% of Progressive Care’s voting common stock. At the time of exercise, all of the above common stock purchase warrants were in-the-money. Also on July 1, 2023, the Company and Messrs. Fernandez and Barreto entered into a voting agreement whereby at any annual or special shareholders meeting of Progressive Care’s stockholders, and whenever the holders of Progressive Care’s common stock act by written consent, Messrs. Fernandez and Barreto agreed to vote all of the common stock shares (including any new shares acquired after the date of the voting agreement or acquired through the conversion of securities convertible into Common Stock) that they own, directly or indirectly, in the same manner that NextPlat votes its common stock and equivalents. The voting agreement is irrevocable and perpetual in term.

The exercise of the stock options, along with the entry into the voting agreement, resulted in a change in control of Progressive Care under the voting interest model in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combination, and was accounted for as a business acquisition. Therefore, Progressive Care became a consolidated subsidiary of the Company on July 1, 2023. The Company previously accounted for its equity interest in Progressive Care as an equity method investment.

The accompanying Unaudited Condensed Consolidated Financial Statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

In preparing the Consolidated Financial Statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the statements of financial condition, and revenues and expenses for the years then ended. Actual results may differ significantly from those estimates. Significant estimates made by management include, but are not limited to, assumptions used to calculate stock-based compensation, fair value of net assets acquired in the business combination with Progressive Care. common stock and options issued for services, net realizable value of accounts receivables and other receivables, the useful lives of property and equipment and intangible assets, the estimate of the fair value of the lease liability and related right of use assets, pharmacy benefit manager ("PBM") fee estimates, and the estimates of the valuation allowance on deferred tax assets.

Note 2. Basis of Presentation and Principles of Consolidation

These consolidated financial statements have been prepared by management in accordance with general accepted accounting principles in the United States of America (“U.S. GAAP”) and this basis assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Business acquisition of Progressive Care, Inc.

On July 1, 2023, the Company, Charles M. Fernandez, Executive Chairman and Chief Executive Officer of the Company, and Rodney Barreto, Director of the Company, exercised common stock purchase warrants issued by Progressive Care (the “RXMD Warrants”) and were issued shares of Progressive Care common stock. After the exercise of the RXMD Warrants, the Company and Messrs. Fernandez and Barreto collectively owned 53% of Progressive Care’s voting common stock. At the time of exercise, all of the above RXMD Warrants were in-the-money. Also on July 1, 2023, the Company entered into a voting agreement with Messrs. Fernandez and Barreto whereby at any annual or special shareholders meeting of Progressive Care’s stockholders, and whenever the holders of Progressive Care’s common stock act by written consent, Messrs. Fernandez and Barreto agreed to vote all of their shares of Progressive Care common stock (including any new shares of Progressive Care common stock acquired after the date of the voting agreement or acquired through the conversion of securities convertible into Progressive Care common stock) that they own, directly or indirectly, in the same manner that NextPlat votes its Progressive Care common stock and equivalents. The voting agreement is irrevocable and perpetual in term.

The exercise of the stock options, along with the entry into the voting agreement, resulted in a change in control of Progressive Care under the voting interest model in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 805, Business Combination, and was accounted for as a business acquisition. Therefore, Progressive Care became a consolidated subsidiary of the Company on July 1, 2023. The Company previously accounted for its equity interest in Progressive Care as an equity method investment.

The accompanying Consolidated Financial Statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

In preparing the Consolidated Financial Statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the statements of financial condition, and revenues and expenses for the years then ended. Actual results may differ significantly from those estimates. Significant estimates made by management include, but are not limited to, assumptions used to calculate stock-based compensation, fair value of net assets acquired in the business combination with Progressive Care. common stock and options issued for services, net realizable value of accounts receivables the useful lives of property and equipment and intangible assets, the estimate of the fair value of the lease liability and related right of use assets, pharmacy benefit manager ("PBM") fee estimates, and the estimates of the valuation allowance on deferred tax assets and corporate income taxes.

Reclassification

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.